LEGAL AND OTHER PROVISIONS - Roll-forward of legal provisions (Details) - COP ($) $ in Millions			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions for legal and others
Beginning Balance	$ 695,288	$ 692,615	$ 695,288	$ 692,615	$ 620,356
Impact of the adoption of IFRS 9		16,217
Impact of the adoption of IFRS 16	32,107
Provisions increased during the period			294,233	289,159	255,019
Use of provisions			(86,899)	(222,112)	(132,655)
Amounts reversed due to provisions not utilized			(65,201)	(84,414)	(50,329)
Reclassification					224
Exchange differences			(886)	3,823
Ending Balance	727,395	708,832	868,642	695,288	692,615
Not later than one year [member]
Disclosure of provisions for legal and others
Ending Balance			75,462
Later than one year [member]
Disclosure of provisions for legal and others
Ending Balance			793,180
For Legal
Disclosure of provisions for legal and others
Beginning Balance	125,929	165,353	125,929	165,353	155,749
Provisions increased during the period			116,627	98,473	32,670
Use of provisions			(34,603)	(73,086)	(15,012)
Amounts reversed due to provisions not utilized			(13,296)	(64,562)	(7,870)
Reclassification					(184)
Exchange differences			23	(249)
Ending Balance	125,929	165,353	194,680	125,929	165,353
For Legal | Not later than one year [member]
Disclosure of provisions for legal and others
Ending Balance			3,496
For Legal | Later than one year [member]
Disclosure of provisions for legal and others
Ending Balance			191,184
Other provisions
Disclosure of provisions for legal and others
Beginning Balance	569,359	527,262	569,359	527,262	464,607
Impact of the adoption of IFRS 9		16,217
Impact of the adoption of IFRS 16	32,107
Provisions increased during the period			177,606	190,686	222,349
Use of provisions			(52,296)	(149,026)	(117,643)
Amounts reversed due to provisions not utilized			(51,905)	(19,852)	(42,459)
Reclassification					408
Exchange differences			(909)	4,072
Ending Balance	$ 601,466	$ 543,479	673,962	$ 569,359	$ 527,262
Other provisions | Not later than one year [member]
Disclosure of provisions for legal and others
Ending Balance			71,966
Other provisions | Later than one year [member]
Disclosure of provisions for legal and others
Ending Balance			$ 601,996